Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Disclosure of principal subsidiaries and their geographic location [Table Text Block]
Entity	Jurisdiction	Participation	Functional currency
Osisko Bermuda Limited	Bermuda	100%	United States dollar
Osisko Mining (USA) Inc.	Delaware	100%	United States dollar

Disclosure of detailed Information about financial instruments [Table Text Block]
Category	Financial instrument

Financial assets at amortized cost

Cash

Short-term debt securities

Notes and loans receivable

Revenues receivable from royalty, stream and other interests

Interest income receivable

Amounts receivable from associates and other receivables

Financial assets at fair value through profit or loss	Investments in derivatives and convertible debentures

Financial assets at fair value through other comprehensive income or loss	Investments in shares and equity instruments, other than in derivatives

Financial liabilities at amortized cost	Accounts payable and accrued liabilities Borrowings under the revolving credit facility